Note 13 - Industry Segment Data	12 Months Ended
Mar. 31, 2022
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

13.   INDUSTRY SEGMENT DATA

The Company is engaged in the steel processing, pipe manufacturing and processing and steel and pipe distribution business. Within the Company, there are two product groups: coil and tubular. The Company’s coil operations involve converting steel coils into flat sheet and plate steel cut to customer specifications and reselling steel coils. Through its tubular operations, the Company purchases, processes, manufactures and markets tubular products. The following is a summary of significant financial information relating to the product groups:

	Year Ended March 31,
	2022	2021
NET SALES:
Coil	$230,438,149	$95,264,555
Tubular	54,796,603	30,837,978
TOTAL NET SALES	$285,234,752	$126,102,533
OPERATING PROFIT:
Coil	$31,790,710	$16,466,713
Tubular	2,423,655	2,923,399
TOTAL OPERATING PROFIT	34,214,365	19,390,112
General corporate expenses	(5,694,453)	(3,640,098)
Interest expense	(255,320)	(24,619)
Other income (loss), net	(9,934,034)	(503,422)
TOTAL EARNINGS BEFORE INCOME TAXES	$18,330,558	$15,221,973
IDENTIFIABLE ASSETS:
Coil	$115,232,245	$56,670,109
Tubular	24,016,816	17,883,612
	139,249,061	74,553,721
General corporate assets	20,026,009	20,455,088
TOTAL ASSETS	$159,275,070	$95,008,809
DEPRECIATION:
Coil	$974,119	$653,708
Tubular	330,652	346,135
Corporate and other	15,663	13,074
	$1,320,434	$1,012,917
CAPITAL EXPENDITURES:
Coil	$8,005,370	$4,505,589
Tubular	20,709	78,061
Corporate and other	38,520	25,967
	$8,064,599	$4,609,617

Operating profit is total net sales less operating expenses, excluding general corporate expenses, interest expense and interest and other income (loss). General corporate expenses reflect general and administrative expenses not directly associated with segment operations and consist primarily of corporate and accounting salaries, professional fees and services, bad debts, retirement plan contribution expense, corporate insurance expenses, restricted stock plan compensation expense and office supplies. Other income (loss) for fiscal 2022 consisted primarily of a loss of $11,636,120 on derivative instruments not designated for hedge accounting partially offset by a $1,706,614 gain associated with the forgiveness of the Company's Paycheck Protection Program loan. Other income (loss) for fiscal 2021 consisted primarily of a $515,160 loss related to derivatives not designated for hedge accounting. At March 31, 2022 and March 31, 2021, corporate assets consisted primarily of cash, restricted cash, net deferred tax asset, income taxes recoverable and the cash value of officers’ life insurance. Although inventory is transferred at cost between product groups, there are no sales between product groups.